Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of September 30, 2016	$39,512		$96,870
Charged to costs and expenses	17,282		16,425
Charged to other accounts	1,985		5,000	(1)
Deductions	(30,053	)(3)	(23,722	)(2)

Balance as of September 30, 2017	28,726		94,573
Charged to costs and expenses	6,134		18,173
Charged to other accounts	1,226		6,121	(1)
Deductions	(14,875	)(4)	(6,140)

Balance as of September 30, 2018	21,211		112,727
Charged to costs and expenses	22,260		1,009
Charged to other accounts	2,406		6,008	(1)
Deductions	(9,756	)(6)	(34,211	)(5)

Balance as of September 30, 2019	$36,121		$85,533

(1)	Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
(2)	$2,416 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(3)	$3,008 of accounts receivable allowances were written off against the related accounts receivables, $5,291 of accounts receivable allowances were netted against deferred revenue, and the remaining deductions in the accounts receivable allowances were released to earnings.
(4)	$6,659 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(5)	$7,588 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(6)	$3,539 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.